Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	243,258,300	243,258,300
Convertible preferred stock, shares issued	0	24,026,797	24,026,797
Convertible preferred stock, shares outstanding	0	24,026,797	24,026,797
Preferred stock, par value	$ 0.001
Convertible preferred stock, redemption value		$ 317,280	$ 317,280
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	300,000,000	300,000,000
Common stock, shares issued	35,171,769	1,385,508	1,279,732
Common stock, shares outstanding	35,171,769	1,385,508	1,279,732